ORGANIZATION (Details)							1 Months Ended	12 Months Ended
		Dec. 19, 2016 CNY (¥)	Jan. 20, 2016 CNY (¥)	Nov. 16, 2015 USD ($)	Nov. 16, 2015 CNY (¥)	Sep. 23, 2005	Sep. 30, 2010	Dec. 31, 2016 CNY (¥) agreement	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014
Organization
Capital injection from a PRC company wholly owned by the Founders									¥ 1,292,000
Exclusive Option Agreements
Organization
Variable interest entity agreement term								10 years
Variable interest entity renewed additional term								10 years
Beijing Jingtian | Exclusive Business Cooperation Agreements
Organization
Service fees charged on percentage of net income								100.00%
Beijing Blue IT | Loan Agreements
Organization
Variable interest entity agreement term								10 years
Variable interest entity renewed additional term								10 years
Loan facility provided to the Nominee Shareholders of the variable interest entity								¥ 10,000,000
ChinaCache Beijing
Organization
Percentage of ownership								100.00%
ChinaCache Beijing | Exclusive Business Cooperation Agreements
Organization
Variable interest entity agreement term								10 years
Variable interest entity renewed additional term								10 years
ChinaCache Beijing | Beijing Jingtian | Loan Agreements
Organization
Variable interest entity agreement term								10 years
Loan facility provided to the Nominee Shareholders of the variable interest entity								¥ 8,500,000
ChinaCache Beijing | Beijing Blue IT | Exclusive technical support and service agreement/Exclusive technical consultation and training agreement/Equipment leasing agreement
Organization
Variable interest entity agreement term						5 years
Variable interest entity renewed additional term							5 years	5 years
Number of agreements with VIEs | agreement								3
ChinaCache North America, Inc.
Organization
Percentage of ownership								100.00%
JNet Holdings Limited ("JNet Holdings")
Organization
Percentage of ownership								100.00%
ChinaCache Networks Hong Kong Ltd. ("ChinaCache HK")
Organization
Percentage of ownership								100.00%
Xin Run
Organization
Percentage of ownership	[1]							99.00%
Percentage of ownership, before transfer										100.00%
Percentage of ownership, after transfer								99.00%	99.00%
Xin Run | Tianjin Shuishan Technology Co., Ltd
Organization
Capital injection from a PRC company wholly owned by the Founders				$ 202,000	¥ 1,292,000
Metasequoia Investment Inc. ("Metasequoia")
Organization
Percentage of ownership								100.00%
ChinaCache Ireland Limited ("ChinaCache IE")
Organization
Percentage of ownership								100.00%
Beijing Shou Ming
Organization
Percentage of ownership	[1]							99.00%
Percentage of ownership, before transfer										100.00%
Percentage of ownership, after transfer								99.00%	99.00%
Beijing Shuo Ge
Organization
Percentage of ownership	[1]							99.00%
Percentage of ownership, before transfer										100.00%
Percentage of ownership, after transfer								99.00%	99.00%
Beijing Zhao Du
Organization
Percentage of ownership	[1]							99.00%
Percentage of ownership, before transfer										100.00%
Percentage of ownership, after transfer								99.00%	99.00%
ChinaCache Networks Limited ("ChinaCache UK")
Organization
Percentage of ownership								100.00%
ChinaCache Assets LLC ("CCAL")
Organization
Percentage of ownership								100.00%
ChinaCache Holdings | Beijing Blue IT | Loan Agreements
Organization
Variable interest entity agreement term		10 years	10 years
Interest-free loan facility		¥ 20,000,000	¥ 10,000,000

[1]	On November 16, 2015, Xin Run received a capital injection of RMB1,292,000 (US$202,000) from Tianjin Shuishan Technology Co., Ltd, a PRC Company wholly owned by the Founders. As a result, the percentage of the Company’s equity ownership in Xin Run and Xin Run’s wholly-owned subsidiaries, Beijing Shou Ming, Beijing Shuo Ge and Beijing Zhao Du, decreased from 100% as of December 31, 2014 to 99% as of December 31, 2015 and 2016).